Debt and Banking Arrangements Schedule of Long-term Debt Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt Instrument Redemption [Table Text Block]
The following table summarizes the face values, maturity dates, semi-annual interest payment dates, and optional redemption periods related to the Company’s outstanding unsecured senior note obligations at December 31, 2017.

Senior Note	Face Value (Millions)	Maturity Date	Interest Payment Dates	Optional Redemption Period(a)
7.500% Senior Notes due 2020 (the “2020 Notes”)	$350	August 1, 2020	February 1, August 1	July 1, 2020
6.000% Senior Notes due 2022 (the “2022 Notes”)	$1,100	January 15, 2022	January 15, July 15	October 15, 2021
8.250% Senior Notes due 2023 (the “2023 Notes”)	$500	August 1, 2023	February 1, August 1	June 1, 2023
5.250% Senior Notes due 2024 (the “2024 Notes”)	$650	September 15, 2024	March 15, September 15	June 15, 2024
 __________

(a)
At any time prior to these dates, we have the option to redeem some or all of the notes at a specified “make whole” premium as described in the indenture(s) governing the notes to be redeemed. On or after these dates, we have the option to redeem the notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest thereon to the redemption date as more fully described in the indenture.

Schedule of Debt [Table Text Block]
The following table presents a summary of our debt as of the dates indicated below.

	December 31,
	2017 (a)	2016 (a)
	(Millions)
Credit facility agreement	$—	$—
7.500% Senior Notes due 2020	350	500
6.000% Senior Notes due 2022	1,100	1,100
8.250% Senior Notes due 2023	500	500
5.250% Senior Notes due 2024	650	500
Other	—	1
Total debt	$2,600	$2,601
Less: Current portion of long-term debt	—	—
Total long-term debt	$2,600	$2,601
Less: Debt issuance costs(b)	25	26
Total long-term debt, net(b)	$2,575	$2,575
__________

(a)	Interest paid on debt totaled $178 million, $194 million and $120 million for 2017, 2016 and 2015, respectively.

(b)	Debt issuance costs related to our Credit Facility are recorded in other noncurrent assets on the Consolidated Balance Sheets.